LONG-TERM DEBTS	12 Months Ended
Dec. 31, 2024
LONG-TERM DEBT
LONG-TERM DEBTS
17.	LONG-TERM DEBTS

	2023	2024
	RMB (in millions)
Long-term loans	19,061	8,730
2025 Notes	34	—
Securitization debt	4	590
2029 Notes	—	10,814

Total	19,099	20,134

As of December 31, 2023, and 2024, the fair value of the Company’s long-term debt, based on Level 2 inputs, was RMB19.1 billion and RMB22.8 billion, respectively.

Description of 2025 Convertible Senior Notes
On June 18, 2015, the Company issued US$
400 million of 1.99% Convertible Senior Notes due 2025 (the “2025 Notes”). The 2025 Notes may be converted, at an initial conversion rate of 9.3555 ADSs per US$1,000 principal amount of the 2025 Notes (which represents an initial conversion price of US$106.89 per ADS), at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of July 1, 2025. Debt issuance costs were US$6.8 million and are being amortized to interest expense to the put date of the 2025 Notes (July 1, 2020).
Each holder of the 2025 Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2025 Notes on July 1, 2020 (the “Early Redemption Right”). In addition, if a fundamental change occurs, each holder has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2025 Notes on the date notified in writing by the Company in accordance with the indenture for the 2025 Notes. The Company believes that the likelihood of occurrence of the fundamental change is remote. The 2025 Notes are generally not redeemable prior to the maturity date of July 1, 2025, except that the Company may, at its option, redeem all but not part of the 2025 Notes if the Company has or will become obligated to pay holders additional amount due to certain changes in tax law of the relevant jurisdiction. As of December 31, 2024, there has been no such change in tax laws occurred.
In 2020, as a result of exercise of the Early Redemption Right by certain debt holders, the Company redeemed US$
395 million (RMB2.8 billion) aggregate principal amount of the 2025 Notes as requested by the holders.
The Company accounted for the respective 2025 Notes as a single instrument as a long-term debt. The debt issuance cost was recorded as reduction to the long-term debts and are amortized as interest expense using the effective interest method. As of December 31, 2024, the remaining RMB
29 million of 2025 Notes are reclassified as short-term debt because the holders had a non-contingent
option to require the Company to repurchase for cash all or any portion of their 2025 Notes on or before July 1, 2025.
Description of 2029
Cash-par
Settled Convertible Senior Notes
In June 2024, the Company completed an offering of US$
1.5
 billion in aggregate principal amount of
cash-par
settled convertible senior notes due 2029 (the “2029 Notes”), including the initial purchasers’ full exercise of option to purchase an additional US$
200
 million in aggregate principal amount of the 2029 Notes. The 2029 Notes bear interest at a rate of
0.75
% per year, payable semiannually in arrears on June 15 and December 15 of each year, beginning on December 15, 2024. Debt issuance costs were US$22.5 million and are being amortized to interest expense to the put date of the 2029 Notes (June 15, 2027).
Holders may convert their 2029 Notes at their option on or after the 50th scheduled trading day before the maturity date of June 15, 2029 until the close of business on the third scheduled trading day immediately preceding the maturity date. The initial conversion rate of the 2029 Notes is 15.0462 ADSs per US$1,000 principal amount of the 2029 Notes, which is equivalent to an initial conversion price of approximately US$66.46 per ADS. The conversion rate of the Notes is subject to adjustment upon the occurrence of certain events. The 2029 Notes contemplate cash-par
settlement upon conversion. Upon conversion, the Company will pay cash up to the aggregate principal amount of 2029 Notes being converted and have the right to elect to settle the conversion consideration for amounts in excess of the aggregate principal amount using cash, ADSs, or a combination of cash and ADSs.
Each holder of the 2029 Notes has the right to require the Company to repurchase in cash for all or part of such holder’s 2029 Notes on June 15, 2027 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the 2029 Notes to be repurchased plus accrued and unpaid interest. The Company believes that the likelihood of occurrence of the fundamental change is remote. The 2029 Notes are generally not redeemable prior to the maturity date of June 15, 2029, except that the Company may, at its option, redeem all but not part of the 2029 Notes if the Company has or will become obligated to pay holders additional amount in the event of certain changes in the tax laws or if less than 10% of the aggregate principal amount of the 2029 Notes originally issued remains outstanding at such time. As of December 31, 2024, there has been no such event occurred.
The Company accounted for the respective 2029 Notes as a single instrument as a long-term debt. The debt issuance cost was recorded as reduction to the long-term debts and are amortized as interest expense using the effective interest method.
Securitization Debt
As of December 31, 2024, securitization debt represents the revolving debt securities which are collateralized by the receivable related to financial services. The revolving debt securities have the terms ranged from
1
years to
2
years with the annual interest rate from
2.04
% to
3.50
%.
Long-term Loans from Commercial Banks
As of December 31, 2024, the Company’s long-term loans included long-term bank borrowings of RMB
8.7
 billion (US$
1.2
 billion) in aggregate, of which the current portion of RMB
6.0

million was classified as short-term debt (Note 12) and the remaining RMB
8.7
 billion was reported as long-term debt. The Company’s long-term bank loans were substantially credit borrowings and the weighted average interest rate for the outstanding borrowings was approximately
6.75
% as of December 31, 2024. As of December 31, 2024, the Company has loan facilities up to RMB
10.9
 billion, and RMB
2.2
 billion was unused under such facilities. The Company was in compliance with the applicable financial covenants with respect to certain financial metrics as of December 31, 2024.

As of December 31, 2024, the long-term loans will be due according to the following schedule (RMB in millions):

As of December 31, 2024
2025	6
2026	8,705
2027	—
2028	—
2029	14
Thereafter	11

Total	8,736